Significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2018
Plant equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years
Plant equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	15 years
Computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	15 years
Show displays | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Show displays | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	15 years